Financial Assets And Financial Liabilities - Summary Of Details Of Loan And Borrowings (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	€ 50,441,658	€ 21,940,137
Borrowings	904,632	432,295
Total	€ 51,346,290	€ 22,372,432
Fixed rate loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Currency	EUR	EUR
Bank loans	€ 15,809,170	€ 8,162,676
Fixed rate loan one [member] | Bottom of range [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Effective interest rate	1.55	1.55
Fixed rate loan one [member] | Top of range [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Effective interest rate	3.85	5.20
Fixed rate loan two [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Currency		NOK
Effective interest rate		4.00
Bank loans		€ 631
Fixed rate loan three [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Currency		USD
Effective interest rate		0.00
Bank loans	€ 13,356,781	€ 95,719
Floating rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Currency	EUR	EUR
Bank loans	€ 20,295,796	€ 12,481,111
Floating rate loan [member] | Bottom of range [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Borrowings adjustment to interest rate	1.35%	1.35%
Floating rate loan [member] | Top of range [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Borrowings adjustment to interest rate	4.00%	4.75%
Covenant Loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Currency	EUR	EUR
Effective interest rate	1.85
Bank loans	€ 979,911	€ 1,200,000
Borrowings adjustment to interest rate		4.00%
Covenant Loan two [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Currency	EUR
Covenant Loan two [member] | Top of range [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Borrowings adjustment to interest rate	7.70%
Fixed rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Currency	EUR	EUR
Effective interest rate	0
Borrowings	€ 904,632	€ 432,295
Fixed rate loan [member] | Bottom of range [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Effective interest rate		0.00
Fixed rate loan [member] | Top of range [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Effective interest rate		6.00
Less than 1 year [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	33,702,527	€ 12,627,970
Borrowings	66,312
Total	33,768,839	12,627,970
Less than 1 year [member] | Fixed rate loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	13,739,369	5,106,730
Less than 1 year [member] | Fixed rate loan two [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans		631
Less than 1 year [member] | Fixed rate loan three [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	360,471	95,719
Less than 1 year [member] | Floating rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	19,514,084	7,124,890
Less than 1 year [member] | Covenant Loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	88,603	300,000
Less than 1 year [member] | Fixed rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Borrowings	66,312
1 to 3 years [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	6,853,989	6,496,105
Borrowings	97,624	150,407
Total	6,951,613	6,646,512
1 to 3 years [member] | Fixed rate loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	1,584,438	2,083,369
1 to 3 years [member] | Fixed rate loan three [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	4,171,231
1 to 3 years [member] | Floating rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	781,712	3,812,736
1 to 3 years [member] | Covenant Loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	316,608	600,000
1 to 3 years [member] | Fixed rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Borrowings	97,624	150,407
Over 3 years [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	9,885,142	2,816,062
Borrowings	740,696	281,888
Total	10,625,838	3,097,950
Over 3 years [member] | Fixed rate loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	485,363	972,577
Over 3 years [member] | Fixed rate loan three [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	8,825,079
Over 3 years [member] | Floating rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans		1,543,485
Over 3 years [member] | Covenant Loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	574,700	300,000
Over 3 years [member] | Fixed rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Borrowings	€ 740,696	€ 281,888